Shareholder Fees - T. Rowe Price Mid Cap Growth Portfolio	Apr. 30, 2021 USD ($)
Class A
Shareholder Fees:
Shareholder Fee, Other	none
Class B
Shareholder Fees:
Shareholder Fee, Other	none
Class E
Shareholder Fees:
Shareholder Fee, Other	none